Stockholders' Equity - Changes in Class A Common Stock (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in the number of shares of Class A common stock outstanding [Roll Forward]
Shares outstanding as of beginning of period	85.1
Shares outstanding as of end of period	86.5	85.1
Class A Common Stock
Change in the number of shares of Class A common stock outstanding [Roll Forward]
Shares outstanding as of beginning of period	85.1	85.2
Shares issued as part of equity-based compensation plans and the ESPP, net of shares surrendered	1.4	1.9
Shares repurchased into treasury stock	0.0	(2.0)
Shares outstanding as of end of period	86.5	85.1